Related parties (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 23, 2023
IfrsStatementLineItems [Line Items]
Amounts receivable, related party transactions	$ 2,161
Current payables to related parties	2,363	15,845
Employee benefits expense	411,253	386,723	$ 283,089
Short-term employee benefits expense	18,755	1,500
Frontier Airlines Inc [Member]
IfrsStatementLineItems [Line Items]
Amounts receivable, related party transactions	2,161
Amounts payable, related party transactions	662	1,918
Amounts receivable, related party transactions	5,478		5
Current payables to related parties	662	1,918
Servprot S.a. De C.v. [Member]
IfrsStatementLineItems [Line Items]
Security service expenses related party transactions		115	207
Aeromantenimiento S.a. [Member]
IfrsStatementLineItems [Line Items]
Aircraft repair and maintenance expenses related party transactions			3,860
Mro Commercial S.a. [Member]
IfrsStatementLineItems [Line Items]
Current payables to related parties	979	8
Maintenance expenses related party transaction	21,378	15,691	11,097
Mijares Angoitia Corts Y Fuentes [Member]
IfrsStatementLineItems [Line Items]
Current payables to related parties	146	105
Expense related party transaction	196	225	196
Grupo Aeroportuario Del Centro Norte [Member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions		12,881
Current payables to related parties		12,881
Expense recognised during period for related party transaction		12,263	9,792
Chevez Ruiz Zamarripa Y Ca. S.c [Member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions	117	620
Current payables to related parties	117	620
Expense recognised during period for related party transaction	192	1,175	923
And P International Services S.a.p.i [Member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions	299	313
Expense recognised during period for related party transaction	2,986	2,895	914
Jetsmart Airlines S P A [Member]
IfrsStatementLineItems [Line Items]
Amounts receivable, related party transactions	240
Revenue recognised during period for related party transaction	240
Jetsmart Airlines S.A. [Member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions	80
Amounts receivable, related party transactions	80
Current payables to related parties	80
Revenue recognised during period for related party transaction	80
Clean Joule Inc [Member]
IfrsStatementLineItems [Line Items]
Purchase of common stock shares				320,000
Purchase of common stock shares amount				$ 4,000
Volantio Inc [Member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions	80
Current payables to related parties	80
Expense recognised during period for related party transaction	420
Chairman And Independent Members [Member]
IfrsStatementLineItems [Line Items]
Employee benefits expense	414	696
Key management personnel compensation, share-based payment	788	305
Rest Of Directors [Member]
IfrsStatementLineItems [Line Items]
Employee benefits expense	116	242
Senior Management [Member]
IfrsStatementLineItems [Line Items]
Short-term employee benefits expense	15,157	13,845	11,679
Long term employee benefits expense	6,508	5,689	5,951
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Key management personnel compensation, share-based payment	6,309	6,048	5,074
Benefit of the cash-settled payments	1,131	119	4,365
Current provisions for employee benefits	10,839	6,541
Key management personnel compensation, short-term employee benefits	$ 12,250	$ 6,357	$ 6,893